19. Finance Leases (Tables)	12 Months Ended
Dec. 31, 2017
Finance Leases
Schedule of future minimum lease payments

Future minimum lease payments due are as follows:

2017	Minimum lease payments	Interest	Present value

Less than one year	$2,180,616	$1,049,434	$1,131,182
Later than one year and not later than five years	7,236,202	3,231,225	3,967,793
Later than five years	16,296,170	3,115,542	13,180,628
Total	$25,712,988	$7,396,201	$18,279,603

2016	Minimum lease payments	Interest	Present value

Less than one year	$1,920,618	$998,984	$921,634
Later than one year and not later than five years	6,739,259	3,156,663	3,582,596
Later than five years	16,073,358	3,600,982	12,472,376
Total	$24,733,235	$7,756,629	$16,976,606

2015	Minimum lease payments	Interest	Present value

Less than one year	$3,514,879	$1,658,525	$1,856,354
Later than one year and not later than five years	5,952,787	3,426,567	2,526,220
Later than five years	18,934,300	4,942,163	13,992,137
Total	$28,401,966	$10,027,255	$18,374,711

Schedule of present value of the future minimum lease payments

The present value of the future minimum lease payments are categorized as follows:

	2017	2016	2015

Current liabilities	$1,131,182	$921,634	$1,856,354
Non-current liabilities	17,148,421	16,054,972	16,518,357
Total	$18,279,603	$16,976,606	$18,374,711